Statutory reserves (Details Textual)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Profit After Income Tax Appropriation Percentage	10.00%	10.00%
Statutory Accounting Practices Statutory Capital and Surplus Balance Percentage	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 192,991	1,226,074	1,028,031
Restricted Capital and Reserves	$ 91,880,677	583,717,842	494,127,942